Changes In Accounting Policies	12 Months Ended
Dec. 31, 2022
Text Block 1 [Abstract]
Changes In Accounting Policies	NOTE 4. CHANGES IN ACCOUNTING POLICIES The Company has reviewed amendments to existing accounting standards and determined that no amendments would have a material impact on the financial statements.